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Amplify Weight Loss Drug & Treatment ETF
AMPLIFY WEIGHT LOSS DRUG & TREATMENT ETF
INVESTMENT OBJECTIVE

The Amplify Weight Loss Drug & Treatment ETF seeks investment results that generally correspond to the performance (before fees and expenses) of the VettaFi Weight Loss Drug & Treatment Index (the “Index”).

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Amplify Weight Loss Drug & Treatment ETF Amplify Weight Loss Drug & Treatment ETF
Management Fees	0.59%
Distribution and Service (12b-1) Fees	none
Other Expenses(1)	none	[1]
Total Annual Fund Operating Expenses	0.59%
[1]	Estimate based on the expenses the Fund expects to incur for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 YEAR	3 YEARS
Amplify Weight Loss Drug & Treatment ETF | Amplify Weight Loss Drug & Treatment ETF | USD ($)	60	189

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund has not yet commenced investment operations, no portfolio turnover information is available at this time.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities that comprise the Index. VettaFi LLC, a wholly-owned subsidiary of TMX Group Limited developed and maintains the Index (the “Index Provider”). Amplify Investments LLC is the investment adviser to the Fund (“Amplify” or the “Adviser”) and Penserra Capital Management LLC serves as the investment sub-adviser to the Fund (“Penserra” or the “Sub-Adviser”). The Fund will generally use a “replication” strategy to achieve its investment objective, meaning the Fund will generally invest in all of the component securities of the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Index as a whole, when the Fund’s portfolio managers believe it is in the best interests of the Fund. The Index includes common stocks and/or depositary receipts, such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Index Provider is not affiliated with the Fund, the Adviser, or the Sub-Adviser.

The Index. The Index is comprised of global companies who are manufacturers in the GLP-1 agonist (glucagon-like peptide) pharmaceutical business or who enable such business. GLP-1 agonists seek to lower blood sugar levels and reduce appetite and promote fullness, with the ultimate potential for weight loss. The Index seeks to identify companies associated with the manufacturing or supporting of GLP-1 agonists drugs that have the expectation to benefit economically from the development, approval or market adoption of GLP-1 agonist drugs. The Index begins with a universe of common stocks issued by companies located in developed countries around the world. From this initial universe, to be eligible for inclusion in the Index, a company must have a market capitalization greater than or equal to $500 million. For Index inclusion, the constituents must meet the requirements of the Index to be classified as a GLP-1 agonist “Drug Manufacturer” or “Enabler.”

●	“Drug Manufacturers” are those companies with GLP-1 agonist drugs that have either been launched or are currently in U.S. Food and Drug Administration (FDA) clinical trials.

●	“Enablers” are those companies engaged in the outsourced development and manufacturing of GLP-1 agonist drugs, including companies conducting measurement and analysis or other work that supports GLP-1Agonist production and distribution. Enablers include contract development and manufacturing organizations that have been contracted for the development and manufacturing of GLP-1 agonist drugs and those companies involved in the distribution or administration of GLP-1 agonist drugs, including the coordination of prescriptions and drug-delivery mechanisms.

Each resulting constituent selected for inclusion in the Index is defined as a “Weight Loss Drug and Treatment Company.” Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in Weight Loss Drug and Treatment Companies.

The Drug Manufacturer segment comprises 70% of the weight of the Index and the Enablers segment comprises the remaining 30% of the Index at the time of rebalance. Each constituent within a given segment is weighted according to its float-adjusted market cap, which is determined by taking the company’s price and multiplying it by the number of shares readily available in the market. Within the Drug Manufacturer segment, a company at the commercial or phase 3 stage are capped at 15% of the Index, and a company at the phase 2 stage or lower stage are capped at 5% of the Index. A company included in the Enabler segment is capped at a weight of 5% of the Index. Finally, the sum of all constituent weights greater than 5% must be less than or equal to 45% of the Index. Excess weights above the stated caps are redistributed to the constituents within the given segment.

The Index is reconstituted and rebalanced quarterly, after the close of business on the third Friday of each March, June, September and December. For each reconstitution of the Index, constituents are determined based on data as of the last business day in each of February, May, August and November. Prices for determining weights for rebalances of the Index are determined on the Thursday prior to the second Friday of each March, June, September, and December. As of April 30, 2024, the Index was comprised of 21 securities.

Concentration and Diversification Status. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund will not concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any industry or group of identified industries, except to the extent the Index concentrates in an industry or group of identified industries. As of the date of this prospectus, Fund has significant exposure to companies in the health care sector.

PRINCIPAL RISKS OF INVESTING IN THE FUND
PERFORMANCE

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.amplifyetfs.com and will provide some indication of the risks of investing in the Fund.